6. Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 6 - Fair Value of Financial Instruments

Financial assets and liabilities recorded at fair value in our consolidated balance sheets are categorized based upon a fair value hierarchy established by GAAP, which prioritizes the inputs used to measure fair value into the following levels:

Level 1— Quoted market prices in active markets for identical assets or liabilities at the measurement date.

Level 2— Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable and can be corroborated by observable market data.

Level 3— Inputs reflecting management’s best estimates and assumptions of what market participants would use in pricing assets or liabilities at the measurement date. The inputs are unobservable in the market and significant to the valuation of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value at September 30, 2018	Fair Value Measurement at September 30, 2018
		Level 1	Level 2	Level 3

Investment in Rio Silver equities	$85,213	$85,213	$–	$–

	Fair Value at December 31, 2017	Fair Value Measurement at December 31, 2017
		Level 1	Level 2	Level 3

Investment in Rio Silver equities	$109,532	$109,532	$–	$–

The carrying values for cash and cash equivalents, prepaid assets, accounts payable and accrued liabilities, related party line of credit and notes payable approximate their fair value due to their short-term maturities.

Note 7 - Fair Value of Financial Instruments

Financial assets and liabilities recorded at fair value in our condensed consolidated balance sheets are categorized based upon a fair value hierarchy established by GAAP, which prioritizes the inputs used to measure fair value into the following levels:

Level 1— Quoted market prices in active markets for identical assets or liabilities at the measurement date.

Level 2— Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable and can be corroborated by observable market data.

Level 3— Inputs reflecting management’s best estimates and assumptions of what market participants would use in pricing assets or liabilities at the measurement date. The inputs are unobservable in the market and significant to the valuation of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value at	Fair Value Measurement at December 31, 2017
	December 31, 2017	Level 1	Level 2	Level 3
Derivative conversion option liability	$–	$–	$–	$–
Investment in Rio Silver equities	109,532	109,532	–	–

	Fair Value at	Fair Value Measurement at December 31, 2016
	December 31, 2016	Level 1	Level 2	Level 3
Derivative conversion option liability	$119,500	$–	$–	$119,500
Investment in Rio Silver equities	59,753	59,753	–	–

A summary of the activity of the derivative liability is shown below:

Balance December 31, 2016	$119,500
Total losses (unrealized, realized) included in net loss	657,776
Reclassifications of derivative liability to APIC	(777,276)
Balance December 31, 2017	$–

A summary of the activity of the Investment in Rio Silver equities is shown below:

Balance December 31, 2016	$59,753
Total unrealized losses included in Other comprehensive loss	(8,518)
Purchases of Rio Silver equities	58,297
Balance December 31, 2017	$109,532

The carrying values for cash and cash equivalents, prepaid assets, accounts payable and accrued liabilities, related party line of credit and notes payable approximate their fair value due to their short-term maturities.